Risk Report - Credit Risk Management - IFRS 9 6 Russia total exposure and allowance for credit losses by stages - Parenthetical information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Exposure to Russia [Abstract]
Total Group loan exposure to Russia, gross	€ 806,000,000	€ 1,397,000,000
Loan exposure to Russia as a percentage of the total Group loan book, in percent	0.002	0.003
Total Group loan exposure to Russia, net, after risk mitigants	€ 379,000,000	€ 594,000,000
Additional undrawn loan commitments to Russia	78,000,000	961,000,000
Contingent exposure to Russia via written financial and trade guarantees	76,000,000	541,000,000
Total loan exposure to Ukraine, net	64,000,000
Overnight deposits with the Central Bank of Russia	800,000,000	500,000,000
Allowance for country risk related to Russia	11,000,000	0
Total Group exposure to Russia	€ 1,700,000,000
Russia CDS auction recovery rate, in percent	0.56
Total Group capital position in Russia	€ 300,000,000	€ 200,000,000
Of which foreign currency risk actively managed and fully hedged, in percent	0.40	0.80
Total assets of DB Moscow	€ 1,100,000,000	€ 1,500,000,000